Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 20, 2013
Document Effective Date	Sep. 28, 2013
Prospectus Date	Sep. 28, 2013
Reinhart Mid Cap Private Market Value Fund | Investor Class
Risk/Return:
Trading Symbol	RPMMX
Reinhart Mid Cap Private Market Value Fund | Advisor Class
Risk/Return:
Trading Symbol	RPMVX